Convertible Notes and Warrant Liability (Details) - Schedule of Warrant Activity - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024		Dec. 31, 2023
Purchase Agreement [Member] | Common Stock Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Jan. 05, 2023		Jan. 05, 2023
Reset Date	Jun. 05, 2023		Jun. 05, 2023
Exercise Price at Issuance	$ 2,250		$ 2,250
Reset Exercise Price	$ 87.38		$ 87.38
First Tranche [Member] | Common Stock Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Nov. 03, 2022		Nov. 03, 2022
Reset Date	May 03, 2023		May 03, 2023
Exercise Price at Issuance	$ 2,250		$ 2,250
Reset Exercise Price	$ 88.65		$ 88.65
Second Tranche [Member] | Common Stock Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Jan. 27, 2023		Jan. 27, 2023
Reset Date	Jul. 30, 2023		Jul. 30, 2023
Exercise Price at Issuance	$ 2,250		$ 2,250
Reset Exercise Price	$ 103.68		$ 103.68
Common Stock Warrants [Member] | Series A Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Feb. 21, 2023		Feb. 21, 2023
Exercise Price at Issuance			$ 0
Reset Exercise Price
Common Stock Warrants [Member] | Series B Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Feb. 21, 2023		Feb. 21, 2023
Exercise Price at Issuance	$ 234	[1]	$ 234	[2]
Reset Exercise Price
Common Stock Warrants [Member] | August 2023 [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Aug. 11, 2023		Aug. 11, 2023
Exercise Price at Issuance	$ 45	[3]	$ 45	[4]
Reset Exercise Price
Common Stock Warrants [Member] | G E M Warrants [Member]
Schedule of Warrant Activity [Line Items]
Issue Date	Oct. 02, 2023		Oct. 02, 2023
Exercise Price at Issuance	$ 26.54		$ 26.54
Reset Exercise Price

[1]	Excludes 4,800 of remaining warrants authorized to exercise for no consideration, as discussed below.
[2]	Excludes 4,800 of remaining warrants authorized to exercise for no consideration, as discussed below.
[3]	Excludes pre-funded warrants, as discussed below.
[4]	Excludes pre-funded warrants, as discussed below.